Note 15 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (193)	$ (122)
Balance, December 31, 2017	18,418
Less: current portion	12,640	2,882
Non-current portion	5,778	7,560
Fair Value, Inputs, Level 3 [Member]
Balance, December 31, 2016	10,442
Amounts recognized on acquisitions	9,280
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	1,314	(621)
Resolved and settled in cash	(2,792)
Other	174
Balance, December 31, 2017	18,418	$ 10,442
Less: current portion	12,640
Non-current portion	$ 5,778